OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER ACCRUED LIABILITIES.
Schedule of other accrued liabilities

	December 31,
	2024	2023
Retirement indemnities	2,323	2,310
Provision for warranty costs	126	172
Accruals for payroll and associated taxes	3,313	2,256
Conditional government advances	436	463
Value added tax payable	914	758
Advances received from customers	478	860
Provision for Asset Retirement Obligation (Japan)	200	91
Provision for employee termination indemnities (Korea)	169	149
Others	461	522
Total	8,420	7,581
Less non-current portion	(2,897)	(3,075)
Current portion	5,523	4,506

Schedule of Conditional advances

2025	—
2026	19
2027	19
2028	19
2029	—
2030 and thereafter	378
Total	436

Schedule of Changes in the provision for warranty costs

	2024	2023
Beginning of year	172	162
Amount used during the year	(98)	(124)
New warranty expenses	52	134
End of year	126	172
Less current portion	(108)	(107)
Long term portion	18	65